Janus Investment Fund

Janus Henderson Flexible Bond Fund

Janus Henderson High-Yield Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated May 17, 2024

to Currently Effective Prospectuses

Effective June 1, 2024, John Lloyd will join Michael Keough and Greg Wilensky as a Co-Portfolio Manager of Janus Henderson Flexible Bond Fund.

Accordingly, effective June 1, 2024, the prospectuses for the Fund are amended as follows:

1.	Under “Management” in the Fund Summary section of the Fund’s prospectuses, the following paragraph replaces the corresponding paragraph in its entirety:

Portfolio Management: Michael Keough is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since December 2015. John Lloyd is Co-Portfolio Manager of the Fund, which he has co-managed since June 2024. Greg Wilensky, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since February 2020.

2.	Under “Portfolio Management” in the Management of the Funds section of the Fund’s prospectuses, the following information replaces the corresponding information in its entirety:

Janus Henderson Flexible Bond Fund and Janus Henderson Short Duration Flexible Bond Fund

Co-Portfolio Managers Michael Keough, John Lloyd, and Greg Wilensky are responsible for the day-to-day management of Janus Henderson Flexible Bond Fund, with no limitation on the authority of one co-portfolio manager in relation to the others. Co-Portfolio Managers Michael Keough and Greg Wilensky are responsible for the day-to-day management of Janus Henderson Short Duration Flexible Bond Fund, with no limitation on the authority of one co-portfolio manager in relation to the other.

Michael Keough is Executive Vice President and Co-Portfolio Manager of Janus Henderson Flexible Bond Fund and Janus Henderson Short Duration Flexible Bond Fund, which he has co-managed since December 2015 and December 2019, respectively. Mr. Keough is also Portfolio Manager of other Janus Henderson accounts. He holds a Bachelor of Science degree in Business/Management from the United States Air Force Academy.

John Lloyd is Lead, Multi-Sector Credit Strategies of Janus Henderson Investors. He is Co-Portfolio Manager of Janus Henderson Flexible Bond Fund, which he has co-managed since June 2024. Mr. Lloyd is also Portfolio Manager of other Janus Henderson accounts. He joined the Adviser as a research analyst in January 2005. He holds a Bachelor of Arts degree in Economics from the University of Michigan and a Master of Business Administration degree from the Tuck School of Business at Dartmouth College.

Greg Wilensky, CFA, is Head of U.S. Fixed-Income of Janus Henderson Investors. He is Executive Vice President and Co- Portfolio Manager of Janus Henderson Flexible Bond Fund and Janus Henderson Short Duration Flexible Bond Fund which he has co-managed since February 2020. Mr. Wilensky is also Portfolio Manager of other Janus Henderson accounts. Prior to joining the Adviser in January 2020, he was Director and Lead Portfolio Manager of the U.S. Multi-Sector Fixed Income team at AllianceBernstein since 2007. Mr. Wilensky holds a Bachelor of Science degree in Business Administration from Washington University and a Master of Business Administration degree from the University of Chicago. He holds the Chartered Financial Analyst designation.

In addition, effective June 1, 2024, Seth Meyer will no longer serve as Executive Vice President and Co-Portfolio Manager of Janus Henderson High-Yield Fund. Accordingly, all references to Mr. Meyer serving in those capacities are removed from the Fund’s prospectuses. Brent Olson and Tom Ross will continue to serve as Executive Vice Presidents and Co-Portfolio Managers of the Fund.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Flexible Bond Fund

Janus Henderson High-Yield Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated May 17, 2024

to Currently Effective Statement of Additional Information

Effective June 1, 2024, John Lloyd will join Michael Keough and Greg Wilensky as a Co-Portfolio Manager of Janus Henderson Flexible Bond Fund.

Accordingly, effective June 1, 2024, the statement of additional information (the “SAI”) for the Fund is amended as follows:

1.

Under “Janus Henderson Portfolio Management” in the Trustees and Officers section of the Fund’s SAI, the following information replaces the corresponding information in the table under the heading “Other Accounts Managed”:

		Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

John Lloyd(4)*	Number of Other Accounts Managed Assets in Other Accounts Managed	None None	3 $346.73M	29 $2,556.07M
(4)

Effective June 1, 2024, John Lloyd was appointed Co-Portfolio Manager of Janus Henderson Flexible Bond Fund. This information does not reflect other accounts that Mr. Lloyd was appointed to manage concurrent with his appointment as Co-Portfolio Manager of the Fund.

*	As of March 31, 2024.

2.	Under “Ownership of Securities” in the Trustees and Officers section of the Fund’s SAI, the following information replaces the corresponding information:

Investment Personnel	Dollar Range of Equity Securities in the Fund(s) Managed		Aggregate Dollar Range of Equity Securities in the Fund Complex

John Lloyd(1)*	Janus Henderson Flexible Bond Fund Janus Henderson Multi-Sector Income Fund	None Over $1,000,000	Over $1,000,000
(1)	Effective June 1, 2024, John Lloyd was appointed Co-Portfolio Manager of Janus Henderson Flexible Bond Fund.
*	As of March 31, 2024.

In addition, effective June 1, 2024, Seth Meyer will no longer serve as Executive Vice President and Co-Portfolio Manager of Janus Henderson High-Yield Fund. Accordingly, all references to Mr. Meyer serving in those capacities are removed from the Fund’s SAI. Brent Olson and Tom Ross will continue to serve as Executive Vice Presidents and Co-Portfolio Managers of the Fund.

Please retain this Supplement with your records.